Financial Risk Management and Financial Instruments - Additional Information (Details) £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions										12 Months Ended
	Oct. 17, 2019 shares	Oct. 04, 2019 EUR (€) shares	Jul. 01, 2019 EUR (€) shares	Apr. 01, 2019 EUR (€)	Nov. 05, 2018 EUR (€) shares	Nov. 05, 2018 USD ($) shares	Apr. 03, 2018 EUR (€)	Jul. 13, 2017 EUR (€) shares	Oct. 17, 2016 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 GBP (£)	Jan. 31, 2018 shares	Jan. 01, 2018 shares	Dec. 29, 2017 shares	Dec. 15, 2017 shares	Nov. 20, 2013 shares	Nov. 13, 2012 shares
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Ordinary shares authorized to be repurchased | shares					10,000,000	10,000,000
Share repurchase program expiry date					Apr. 21, 2021	Apr. 21, 2021					Apr. 21, 2021
Percentage of investment in counterparties and instruments										10.00%
Description of cash investment										Investments are subject to credit rating thresholds and at the time of investment, no more than 10% of surplus cash can be invested in any one issuer (excluding certain government bonds and investments in cash management banks)
Weighted average maturity description of portfolio										The weighted-average maturity of the portfolio shall not be greater than 2 years, and the final maturity of any investment is not to exceed 5 years.
Short term investments maximum liquidity period										90 days
Credit losses on short term investments										€ 0	€ 0
Currency strengthening percentage										10.00%	10.00%
Currency weakening percentage										10.00%	10.00%
Effect of 10 percentage change in Euro against translation exposure currencies on equity										€ 50,000,000	€ 12,000,000
Impact of percentage change in currency exchange on equity										10.00%	10.00%
Increase or decrease in interest rate										1.00%	1.00%
Impact of change in interest rate on interest income										€ 6,000,000	€ 8,000,000
Changes in share price percentage										10.00%
Impact on the accrual for social costs on outstanding share-based payment awards										€ 14,000,000	11,000,000
Gain associated with the changes in fair value of instruments										0	8,000,000
Transfers between levels										0	0
Warrants sold to acquire ordinary shares			€ 15,000,000					€ 9,000,000	€ 27,000,000
Ordinary shares acquired trough warrants issue | shares			800,000					1,600,000	5,120,000
Exercise price of warrants			€ 190,090,000					€ 89,730,000		€ 50,610,000
Warrant exercise price number of times of fair market value of ordinary shares			1.3 times					1.3 times		1.2 times
Warrants expiry date			Jul. 01, 2022
Ordinary shares issued | shares	1,991,627	1,600,000																					9,431,960	9,431,960	1,754,960	4,800,000	8,233,160	4,204,120
Number of warrants exercised | shares		1,600,000
Number of warrants effectively net settled | shares	3,520,000
Proceeds from exercise of warrants		€ 74,000,000								€ 74,000,000	0	€ 0
Purchase price related to estimated fair value of contingent consideration				€ 13,000,000
Maximum potential contingent consideration payout over next three years				€ 43,000,000
Expenses recorded within finance costs										€ 0	201,000,000	524,000,000
Reclassification of convertible notes to other paid in capital within equity							€ 1,100,000,000
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Changes in share price percentage										10.00%
Non-controlling equity interest percentage										8.00%
Investments transferred from level 3 to level 1										€ 1,630,000,000
Non Designated Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount										€ 0	0
Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of increase decrease in ordinary share price										10.00%
Convertible Notes
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Expenses recorded within finance costs							€ 123,000,000
Cash Flow Hedges | Foreign Exchange Forwards
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount										€ 1,538,000,000	968,000,000		$ 67,000,000	kr 2,053	$ 402	£ 570	$ 335	kr 1,238	$ 48,000,000	kr 1,869	$ 330	£ 484
Financial Credit Risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Cash and cash equivalents and short term investments										1,757,000,000	1,806,000,000
Top of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Ordinary shares authorized to be repurchased | shares					10,000,000	10,000,000
Approved share repurchase amount					€ 1,000,000,000	$ 1,000,000,000
Top of Range | Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment											1,629,000,000	1,793,000,000
Top of Range | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of warrants										127,000,000	399,000,000
Bottom of Range | Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment											1,333,000,000	€ 1,467,000,000
Bottom of Range | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of warrants										€ 75,000,000	€ 273,000,000